Consolidated Statements of Operation and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenues											$ 12
Cost of revenues											(14)
Gross loss											(2)
Research and development expenses	$ (27)		$ (57)		$ (83)		$ (123)		(96)		(17)
Marketing, general and administrative expenses	(565)		(1,168)		(1,234)		(3,281)		(3,239)		(8,350)
Gain from deconsolidation of a subsidiary (Note 1)											52
Operating loss	(592)		(1,225)		(1,317)		(3,404)		(3,335)		(8,317)
Financing expenses, net:
Fair value adjustment of liability in connection with stock exchange agreement (Note 8)											(72)
Change in fair value of trading securities (Note 8)											7
Change in fair value of short-term loan measured at fair value (Note 8)											20
Change in fair value of convertible component in convertible notes (Note 5)									(176)		(287)
Expenses related to convertible loan terms	(582)		(237)		(575)		(1,034)		(333)
Loss from extinguishment in connection with convertible loan restructuring (Note 5)									(620)
Other financing expenses, net	(2)		(87)		(19)		(70)		(52)		10
Financing expenses, net	(584)		(324)		(594)		(1,104)		(1,181)		(322)
Net loss attributable to common stockholders	$ (1,176)		$ (1,549)		$ (1,911)		$ (4,508)		$ (4,516)		$ (8,639)
Loss per common stock (basic and diluted)		[1]		[1]		[1]		[1]	$ (0.00)	[2]	$ (0.02)
Basic weighted average number of shares of common stock outstanding	943,000,129		942,568,006		942,713,630		942,568,006		942,568,006		476,622,892
Comprehensive loss:
Net loss	$ (1,176)		$ (1,549)		$ (1,911)		$ (4,508)		$ (4,516)		$ (8,639)
Other comprehensive income attributable to foreign currency translation	6				8						(10)
Comprehensive loss	$ (1,170)		$ (1,549)		$ (1,903)		$ (4,508)		$ (4,516)		$ (8,649)

[1]	Represents an amount less than $0.01 per common stock.
[2]	Less than $0.01